Basis of preparation, significant judgments, and accounting policies, Going Concern (Details) $ in Thousands		12 Months Ended
	May 27, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Going concern [Abstract]
Bank loan or other debts outstanding		$ 0
Cash and cash equivalents		$ 276,776	$ 5,895	$ 498	$ 0
Share Conversion and Consolidation [Abstract]
Stock split conversion ratio	2.50	2.50